As filed with the Securities and Exchange Commission on November 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08273

BUILDERS FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

218 Henry Road, Manchester, Missouri 63011
(Address of principal executive offices) (Zip code)

John W. Stewart
218 Henry Road
Manchester, MO 63011
(Name and address of agent for service)

Copy to:
Dee Anne Sjögren, Esq.
Thompson Coburn LLP
One U.S. Bank Plaza
St. Louis, MO 63101

(636) 207-0160
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 26.9%
Ace Securities Corp.
5.560%, 03/25/2035 (a)(b)(d)	$268,108	$268,430
5.580%, 07/25/2035 (a)(b)(d)	850,000	851,637
Adjustable Rate Mortgage Trust
5.090%, 11/25/2035 (a)	300,000	299,169
Ameriquest Mortgage Securities, Inc.
5.630%, 03/25/2035 (a)(b)(d)	225,495	225,852
5.560%, 07/25/2035 (a)(b)(d)	316,311	316,925
Arran Master Trust
5.510%, 12/15/2010 (d)	600,000	600,000
Banc of America Commercial Mortgage, Inc.
5.675%, 08/10/2016 (a)	400,000	408,408
4.648%, 09/11/2036 (a)(d)	1,000,000	969,439
0.072%, 07/10/2043 (a)(c)(e)	33,335,922	421,933
4.668%, 07/10/2043 (a)	600,000	572,987
4.857%, 07/10/2043 (a)	1,290,000	1,248,221
4.974%, 07/10/2043 (a)	230,000	221,559
Bank of America Alternative Loan Trust
5.730%, 06/25/2036 (b)(c)	1,114,634	1,113,622
Bear Stearns Adjustable Rate Mortgage Trust
3.514%, 06/25/2034 (a)	270,000	260,953
5.101%, 08/25/2035 (a)	495,789	496,010
Bear Stearns Commercial Mortgage Securities
6.800%, 07/15/2031 (a)	69,160	69,575
0.531%, 05/11/2039 (c)(e)	2,625,423	54,514
3.236%, 02/11/2041 (a)	264,098	256,108
5.468%, 06/11/2041 (a)	575,000	579,575
Bear Stearns Mortgage Funding Trust
5.610%, 07/25/2036 (a)(b)	1,193,096	1,193,096
Bella Vista Mortgage Trust
5.580%, 05/20/2045 (a)(b)(d)	463,180	464,881
Capital Auto Receivables Asset Trust
3.920%, 11/16/2009 (a)	500,000	490,416
Capital One Multi-Asset Execution Trust
5.550%, 12/15/2009 (a)(b)	670,000	670,395
Carrington Mortgage Loan Trust
5.590%, 01/25/2035 (a)(b)(d)	325,997	326,406
Carss Finance LP
5.610%, 01/15/2011 (a)(b)(c)	309,208	309,521
Chase Commercial Mortgage Securities Co.
7.543%, 07/15/2032 (a)	2,037,240	2,091,000
Chase Credit Card Master Trust
5.530%, 05/15/2009 (a)(b)(d)	325,000	325,204
5.680%, 02/15/2011 (a)(b)(d)	750,000	755,067
Citibank Credit Card Master Trust I
5.680%, 03/10/2011 (b)(d)	475,000	477,620
Commercial Mortgage Pass Through Certificates
7.416%, 08/15/2033 (a)(d)	1,500,000	1,586,265
4.049%, 10/15/2037 (a)	1,100,000	1,068,837
5.230%, 05/10/2043 (a)	250,000	245,814

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust
5.742%, 05/20/2035 (a)(b)(d)	$464,733	$466,690
5.750%, 12/25/2035 (a)(b)	1,090,615	1,096,661
5.500%, 06/25/2036 (a)(b)	950,000	950,592
Countrywide Asset-Backed Certificates
6.085%, 06/25/2021 (a)	400,000	405,161
7.030%, 04/25/2033 (a)(b)(d)	500,000	504,614
6.100%, 06/25/2033 (a)(b)(d)	750,000	751,735
5.610%, 09/25/2033 (a)(b)(d)	138,892	139,045
Credit Suisse Mortgage Capital Certificates
0.591%, 09/15/2039 (a)(c)(e)	9,760,000	315,014
5.509%, 09/15/2039 (a)	560,000	563,587
CS First Boston Mortgage Securities Corp.
5.610%, 11/15/2020 (a)(b)(c)	450,000	450,644
1.383%, 03/15/2036 (a)(c)(e)	2,870,059	86,050
0.460%, 05/15/2036 (a)(c)(e)	4,025,610	58,343
0.613%, 07/15/2036 (a)(c)(e)	4,219,196	98,598
0.113%, 11/15/2037 (a)(c)(e)	6,494,048	139,888
7.906%, 09/15/2041 (a)	130,000	139,376
Deutsche ALT-A Securities, Inc. Alternate Loan Turst
5.510%, 03/25/2036 (a)(b)	1,075,000	1,077,526
DLJ Mortgage Acceptance Corp.
6.990%, 10/15/2030 (a)(c)	545,000	552,256
First NLC Trust
5.630%, 09/25/2035 (a)(b)(d)	580,000	581,200
First Union National Bank Commercial Mortgage
8.087%, 05/15/2032 (a)	250,000	273,078
GE Capital Commercial Mortgage Corp.
0.609%, 03/10/2040 (a)(c)(e)	5,795,615	120,531
4.978%, 05/10/2043 (a)	1,265,000	1,234,701
5.511%, 11/10/2045 (a)	1,200,000	1,204,883
GMAC Commercial Mortgage Securities, Inc.
0.847%, 03/10/2038 (a)(c)(e)	4,230,647	121,542
GMAC Mortgage Corp. Loan Trust
5.750%, 10/25/2036 (a)	300,000	300,803
5.805%, 10/25/2036 (a)	215,000	215,849
5.540%, 11/25/2036 (a)(b)(d)	1,500,000	1,501,613
Greenwich Capital Commercial Funding Co.
0.339%, 06/10/2036 (a)(c)(e)	29,751,174	364,184
6.110%, 07/10/2038 (a)	425,000	443,958
IMPAC CMB Trust
6.063%, 10/25/2033 (a)(b)	122,044	122,190
5.640%, 04/25/2035 (a)(b)(d)	285,469	285,835
Indymac Index Mortgage Loan Trust
5.560%, 04/25/2035 (a)(b)(d)	325,611	327,033
5.590%, 06/25/2035 (a)(b)	375,526	376,586
5.630%, 08/25/2035 (a)(b)(d)	607,096	610,046

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Corp.
0.539%, 10/12/2035 (a)(c)(e)	$3,073,265	$115,054
5.310%, 09/12/2037 (a)	150,000	146,374
1.119%, 01/12/2039 (a)(c)(e)	3,994,378	148,155
0.094%, 01/15/2042 (a)(c)(e)	6,749,503	126,580
4.780%, 07/15/2042 (a)	530,000	508,192
5.593%, 05/12/2045 (a)	340,000	344,921
5.440%, 05/15/2045 (a)	590,000	590,780
JP Morgan Mortgage Trust
4.956%, 10/25/2035 (a)	750,000	746,771
5.346%, 04/25/2036 (a)	192,048	191,926
5.852%, 06/25/2036 (a)	651,778	652,508
6.001%, 06/25/2036 (a)	333,846	334,460
5.979%, 07/25/2036 (a)	1,000,000	1,055,200
6.000%, 07/25/2036 (a)(b)	499,975	499,975
LB-UBS Commercial Mortgage Trust
7.950%, 05/15/2015 (a)	158,063	159,818
4.904%, 06/15/2026 (a)(d)	500,000	498,069
4.435%, 12/15/2029 (a)	390,000	379,492
4.310%, 02/15/2030 (a)	1,100,000	1,073,071
5.741%, 06/15/2032 (a)	467,451	476,000
0.265%, 03/15/2036 (a)(c)(e)	2,823,766	81,483
7.334%, 06/15/2036 (a)(c)	1,000,000	1,072,667
5.413%, 09/15/2036 (a)	150,000	150,281
1.147%, 03/15/2036 (a)(c)(e)	2,503,545	85,105
0.688%, 08/15/2036 (a)(c)(e)	3,290,410	77,446
0.133%, 07/15/2040 (a)(c)(e)	15,520,349	345,281
Long Beach Mortgage Loan Trust
5.860%, 06/25/2034 (a)(b)(d)	170,000	170,260
5.440%, 08/25/2035 (a)(b)(d)	111,444	111,525
MBNA Credit Card Master Note Trust
5.710%, 10/15/2009 (a)(b)(d)	750,000	751,916
Merrill Lynch Mortgage Investors, Inc.
5.890%, 01/25/2035 (a)(b)(d)	265,216	265,577
5.680%, 07/25/2035 (a)(b)(d)	37,978	38,035
Merrill Lynch Mortgage Trust
5.782%, 08/12/2016 (a)	530,000	546,076
5.844%, 05/12/2039 (a)	300,000	308,065
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.456%, 07/12/2046 (a)	315,000	317,461
Morgan Stanley Capital I
5.430%, 07/25/2035 (a)(b)(d)	169,912	170,053
1.021%, 01/13/2041 (a)(c)(e)	2,289,372	89,015
MSDWCC Heloc Trust
5.520%, 07/25/2017 (a)(b)(d)	264,888	265,250
New Century Home Equity Loan Trust
6.050%, 01/25/2034 (a)(b)(d)	686,739	691,856
5.596%, 07/25/2035 (a)(b)(d)	450,000	451,236

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Option One Mortgage Loan Trust
5.856%, 05/25/2034 (a)(b)(d)	$475,000	$476,582
6.376%, 05/25/2034 (a)(b)(d)	475,000	475,297
5.626%, 11/25/2034 (a)(b)(d)	52,566	52,629
Providian Master Note Trust
5.100%, 11/15/2012 (a)(c)	600,000	597,987
Residential Asset Securities Corp.
5.916%, 12/25/2033 (a)(b)(d)	661,902	664,247
5.596%, 07/25/2035 (a)(b)(d)	725,000	727,849
SACO I, Inc.
5.596%, 04/25/2035 (a)(b)(d)	180,724	180,862
Specialty Underwriting & Residential Finance
5.836%, 02/25/2035 (a)(b)(d)	325,000	326,961
Structured Adjustable Rate Mortgage Loan Trust
5.250%, 12/25/2035 (a)	374,064	371,013
5.250%, 02/25/2036 (a)	477,293	474,599
Structured Asset Securities Corp.
5.500%, 05/26/2036 (a)	600,000	601,934
Wachovia Bank Commercial Mortgage Trust
0.147%, 11/15/2035 (a)(c)(e)	11,562,523	140,924
0.443%, 10/15/2041 (a)(c)(e)	14,738,686	269,777
0.272%, 03/15/2042 (a)(c)(e)	23,110,126	301,495
4.935%, 04/15/2042 (a)	1,175,000	1,142,479
5.795%, 07/15/2045 (a)	640,000	658,740
Wamu Alternative Mortgage Pass-Through Certificates
5.610%, 06/25/2046 (a)(b)	1,353,346	1,352,448
Washington Mutual Asset Securities Corp.
3.830%, 01/25/2035 (a)(c)	461,582	446,300
Washington Mutual, Inc.
3.801%, 06/25/2034 (a)	450,000	433,881
4.673%, 05/25/2035 (a)	215,000	211,981
6.099%, 09/25/2036 (a)	270,000	270,802
5.858%, 07/25/2044 (a)(b)(d)	313,611	316,166
5.856%, 01/25/2045 (a)(b)(d)	548,494	550,761
5.655%, 04/25/2045 (a)(b)(d)	198,450	199,134
5.615%, 05/25/2045 (a)(b)(d)	198,450	199,020
5.616%, 07/25/2045 (a)(b)(d)	523,201	525,345
Wells Fargo Home Equity Trust
5.826%, 04/25/2034 (a)(b)(d)	350,000	350,224
Wells Fargo Mortgage Backed Securities Trust
4.747%, 12/25/2033 (a)(b)	3,175,082	3,080,871
4.186%, 03/25/2035 (a)	484,738	477,582
4.983%, 10/25/2035 (a)	405,435	401,511
WFS Financial Owner Trust
4.500%, 05/17/2013 (a)	320,000	315,376
TOTAL ASSET BACKED SECURITIES (Cost $65,705,969)		$65,749,962

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS - 39.2%
Financial Services - 9.7%
Ace Ina Holdings, Inc.
6.700%, 05/15/2036 (a)	$125,000	$131,923
ACE Ltd
6.000%, 04/01/2007	430,000	430,992
Ameriprise Financial, Inc.
5.350%, 11/15/2010 (a)	295,000	296,287
7.518%, 06/01/2066 (a)	365,000	392,165
Amerus Group Co.
5.950%, 08/15/2015 (a)	115,000	117,561
Aon Corp.
8.205%, 01/01/2027	360,000	413,757
Arch Capital Group Ltd.
7.350%, 05/01/2034 (a)	255,000	282,929
Barclays Bank Plc
5.926%, 12/15/2049 (a)(c)	415,000	414,722
Bear Stearns Cos, Inc.
5.971%, 09/27/2007 (b)(d)	750,000	754,970
5.300%, 10/30/2015	105,000	103,542
BOI Cap Funding No 2 LP
5.571%, 02/01/2049 (a)(c)	230,000	222,252
Capital One Bank
5.000%, 06/15/2009	440,000	437,419
6.500%, 06/13/2013	360,000	377,029
Capital One Financial Corp.
5.700%, 09/15/2011	195,000	196,583
4.800%, 02/21/2012	95,000	91,723
6.150%, 09/01/2016	120,000	121,647
Citgroup, Inc.
5.800%, 07/28/2011	240,000	244,486
Citigroup, Inc.
5.000%, 09/15/2014	825,000	805,077
CNA Financial Corp.
6.000%, 08/15/2011 (a)	240,000	243,616
Commonwealth Bank of Australia
6.024%, 03/15/2016 (a)(c)	240,000	240,262
Countrywide Financial Corp.
5.660%, 12/19/2008 (b)(d)	290,000	290,879
6.250%, 05/15/2016	235,000	238,925
E*Trade Financial Corp.
7.375%, 09/15/2013 (a)	100,000	102,750
Fleet Capital Trust II
7.920%, 12/11/2026 (a)	455,000	474,585
General Electric Capital Corp.
6.750%, 03/15/2032 (a)	115,000	131,875
General Motors Acceptance Corp.
6.243%, 03/20/2007 (b)	95,000	94,692
Glitnir Banki HF
4.760%, 10/15/2008 (b)(c)	225,000	223,919

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financial Services (continued)
Goldman Sachs Group, Inc.
5.250%, 10/15/2013	$525,000	$518,841
6.450%, 05/01/2036 (a)	495,000	506,826
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011 (a)	145,000	144,952
5.950%, 10/15/2036 (a)	105,000	104,938
HSBC Finance Capital Trust IX
5.911%, 11/30/2035 (a)	115,000	115,175
HSBC Finance Corp.
4.625%, 01/15/2008	250,000	248,354
4.125%, 12/15/2008	200,000	195,752
4.125%, 11/16/2009	425,000	412,457
4.750%, 07/15/2013	275,000	265,989
ING Groep NV
5.775%, 12/29/2049 (a)	440,000	434,946
iStar Financial, Inc.
5.730%, 09/15/2009 (a)(c)	250,000	250,170
5.650%, 09/15/2011 (a)	240,000	240,464
5.150%, 03/01/2012 (a)	400,000	390,697
5.950%, 10/15/2013 (a)(c)	200,000	201,296
Janus Capital Group, Inc.
5.875%, 09/15/2011	140,000	141,012
Jefferies Group, Inc.
6.250%, 01/15/2036 (a)	375,000	362,985
JP Morgan Chase & Co.
5.250%, 05/01/2015	600,000	590,832
Key Bank NA
5.519%, 08/08/2007 (b)(d)	375,000	375,298
Liberty Mutual Group, Inc.
7.500%, 08/15/2036 (a)(c)	110,000	118,363
MBIA Global Funding LLC
5.330%, 02/20/2007 (b)(c)(d)	600,000	600,100
Merrill Lynch & Co., Inc.
6.000%, 02/17/2009	250,000	254,289
5.770%, 07/25/2011	360,000	367,598
6.220%, 09/15/2026	295,000	300,946
Metropolitan Life Global Funding I
5.540%, 03/17/2009 (b)(c)(d)	750,000	751,253
MGIC Investment Corp.
5.625%, 09/15/2011 (a)	120,000	120,514
Morgan Stanley
3.625%, 04/01/2008 (a)	250,000	244,298
4.750%, 04/01/2014	740,000	704,815
Platinum Underwriters Finance, Inc.
7.500%, 06/01/2017 (a)	360,000	373,724
PMI Group, Inc.
6.000%, 09/15/2016 (a)	110,000	111,601
Pricoa Global Funding I
5.567%, 12/22/2006 (b)(c)(d)	700,000	700,470

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financial Services (continued)
Rabobank Capital Funding Trust
5.254%, 10/29/2049 (a)(c)	$300,000	$290,126
Residential Capital Corp.
6.742%, 06/29/2007 (b)(d)	425,000	427,414
7.337%, 04/17/2009 (a)(b)(c)	100,000	100,519
6.000%, 02/22/2011 (a)	850,000	849,771
6.500%, 04/17/2013 (a)	135,000	137,279
SLM Corp.
5.665%, 07/26/2010 (b)	550,000	550,541
St. Paul Travelers Cos., Inc.
5.750%, 03/15/2007	560,000	561,125
Transatlantic Holdings, Inc.
5.750%, 12/14/2015 (a)	250,000	247,430
Unumprovident Corp.
7.375%, 06/15/2032 (a)	115,000	119,937
VTB Capital SA for Vneshtorgbank
6.140%, 09/21/2007 (b)(c)(d)	225,000	225,677
Wachovia Bank NA/Charlotte NC
7.800%, 08/18/2010	600,000	652,621
Washington Mutual Bank/Henderson NV
6.875%, 06/15/2011	220,000	234,548
5.650%, 08/15/2014	375,000	376,327
6.750%, 05/20/2036	170,000	183,201
Wellpoint, Inc.
5.850%, 01/15/2036 (a)	290,000	282,250
Wells Fargo & Co.
3.120%, 08/15/2008 (a)	225,000	216,847
Woori Bank
6.125%, 05/03/2016 (a)(c)	240,000	245,322
		23,726,457
Industrial - 23.4%
Abitibi-Consolidated, Inc.
8.550%, 08/01/2010 (a)	100,000	99,750
Accuride Corp.
8.500%, 02/01/2015 (a)	125,000	116,875
Advanstar Communications, Inc.
10.750%, 08/15/2010 (a)	150,000	162,375
Ainsworth Lumber Co., Ltd
7.250%, 10/01/2012 (a)	100,000	74,500
Alamosa Delaware, Inc.
11.000%, 07/31/2010 (a)	185,000	203,037
Allergan, Inc.
5.750%, 04/01/2016 (a)(c)	305,000	310,015
Allied Waste North America, Inc.
9.250%, 09/01/2012 (a)	325,000	348,156
AMC Entertainment, Inc.
9.655%, 08/15/2010 (a)(b)	150,000	155,625
America Movil Sa De CV
6.115%, 04/27/2007 (b)(d)	500,000	501,250

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Amerisourcebergen Corp.
5.625%, 09/15/2012 (a)	$245,000	$242,048
AMF Bowling Worldwide, Inc.
10.000%, 03/01/2010 (a)	150,000	156,375
Anadarko Petroleum Corp.
6.450%, 09/15/2036 (a)	310,000	317,703
Asbury Automotive Group, Inc.
9.000%, 06/15/2012 (a)	100,000	102,875
AT&T Corp.
7.300%, 11/15/2011 (a)	275,000	298,387
Athena Neuro Financial LLC
7.250%, 02/21/2008 (a)	100,000	100,125
AVIS Budget Car Rental LLC
7.625%, 05/15/2014 (a)(c)	100,000	97,500
7.750%, 05/15/2016 (a)(c)	100,000	97,000
Bae Systems Holdings, Inc.
6.400%, 12/15/2011 (a)(c)	360,000	373,602
5.200%, 08/15/2015 (a)(c)	365,000	349,839
Baxter International, Inc.
5.900%, 09/01/2016 (a)	200,000	205,789
Biovail Corp.
7.875%, 04/01/2010 (a)	100,000	100,500
BJ Services Co.
5.570%, 06/01/2008 (a)(b)	500,000	500,106
Block Communications, Inc.
8.250%, 12/15/2015 (a)(c)	100,000	98,000
Blyth, Inc.
5.500%, 11/01/2013 (a)	125,000	101,875
Bombardier, Inc.
6.750%, 05/01/2012 (a)(c)	150,000	143,625
Boston Scientific Corp.
6.000%, 06/15/2011 (a)	205,000	206,433
Brickman Group Ltd
11.750%, 12/15/2009 (a)	500,000	536,250
British Telecommunications Plc
8.375%, 12/15/2010 (a)	525,000	588,861
BSKYB Finance UK Plc
5.625%, 10/15/2015 (a)(c)	230,000	225,489
Bunge Ltd Finance Corp.
4.375%, 12/15/2008 (a)	725,000	708,479
5.875%, 05/15/2013 (a)	240,000	239,138
5.100%, 07/15/2015 (a)	250,000	233,423
Burlington Northern Santa Fe Corp.
6.200%, 08/15/2036 (a)	300,000	313,627
Cadmus Communications Corp.
8.375%, 06/15/2014 (a)	150,000	145,875
Cameron International Corp.
2.650%, 04/15/2007 (a)	350,000	344,779
Canadian Natural Resouces Ltd
6.500%, 02/15/2037 (a)	240,000	244,112

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Canadian Oil Sands Ltd
4.800%, 08/10/2009 (a)(c)	$500,000	$490,951
Cardinal Health, Inc.
5.850%, 12/15/2017 (a)	255,000	255,078
Carlisle Companies, Inc.
6.125%, 08/15/2016 (a)	275,000	280,897
Case New Holland, Inc.
9.250%, 08/01/2011 (a)	125,000	133,125
Caterpillar Financial Services Corp.
5.050%, 12/01/2010	250,000	249,457
Celulosa Arauco Y Constitucion SA
5.125%, 07/09/2013 (a)	100,000	96,080
Charter Communications Operating LLC
8.375%, 04/30/2014 (a)(c)	200,000	204,250
Chartered Semiconductor Manufacturing Ltd
6.250%, 04/04/2013	225,000	224,372
Chemed Corp.
8.750%, 02/24/2011 (a)	150,000	156,375
Chemtura Corp.
6.875%, 06/01/2016 (a)	190,000	188,337
Chesapeake Energy Corp.
7.625%, 07/15/2013 (a)	225,000	230,906
7.500%, 09/15/2013 (a)	125,000	127,500
Chevron Phillips Chemical Co., LLC
5.375%, 06/15/2007 (a)	250,000	249,734
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (a)(c)	100,000	100,000
Cia Brasileira de Bebidas
10.500%, 12/15/2011 (a)	150,000	181,500
8.750%, 09/15/2013	155,000	179,412
Cintas Corp No. 2
5.125%, 06/01/2007 (a)	100,000	99,827
Columbus McKinnon Corp.
8.875%, 11/01/2013 (a)	125,000	128,437
Comcast Corp.
5.800%, 07/14/2009 (a)(b)	475,000	476,172
7.050%, 03/15/2033 (a)	150,000	161,122
Communications & Power Industries, Inc.
8.000%, 02/01/2012 (a)	125,000	125,625
Compass Minerals International, Inc.
0.000%, 06/01/2013 (a)	150,000	140,250
Compton Petroleum Finance Corp.
7.625%, 12/01/2013 (a)	100,000	97,000
Coors Brewing Co.
6.375%, 05/15/2012 (a)	100,000	104,109
Corrections Corp of America
7.500%, 05/01/2011 (a)	160,000	164,400
Cott Beverages USA, Inc.
8.000%, 12/15/2011 (a)	125,000	128,125
Coventry Health Care, Inc.
5.875%, 01/15/2012	475,000	473,656

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Cox Communications, Inc.
4.625%, 01/15/2010 (a)	$125,000	$121,680
7.125%, 10/01/2012 (a)	290,000	309,437
CRH America, Inc.
6.950%, 03/15/2012 (a)	150,000	158,340
6.000%, 09/30/2016 (a)	100,000	100,327
6.400%, 10/15/2033 (a)	175,000	173,993
Crystal US Holdings 3 LLC
0.000%, 10/01/2014 (a)	225,000	183,656
Cummins, Inc.
9.500%, 12/01/2010 (a)	325,000	341,997
CVS Corp.
3.875%, 11/01/2007 (a)	255,000	250,787
5.750%, 08/15/2011 (a)	335,000	339,717
DaimlerChrysler NA Holding Corp.
5.870%, 09/10/2007 (b)(d)	250,000	250,610
5.820%, 03/13/2009 (b)	900,000	901,037
5.750%, 09/08/2011	245,000	244,107
Davita, Inc.
7.250%, 03/15/2015 (a)	125,000	123,437
Delhaize America, Inc.
8.125%, 04/15/2011 (a)	460,000	496,012
Deutsche Telekom International Finance BV
5.569%, 03/23/2009 (b)	475,000	475,617
Devon Financing Corp. ULC
7.875%, 09/30/2031 (a)	250,000	305,608
Dex Media Finance Co.
8.500%, 08/15/2010 (a)	125,000	129,687
Diageo Finance BV
5.492%, 03/30/2009 (b)	475,000	475,603
5.500%, 04/01/2013	120,000	120,321
Dobson Cellular Systems, Inc.
8.375%, 11/01/2011 (a)(c)	125,000	130,469
Dun & Bradstreet Corp.
5.500%, 03/15/2011 (a)	195,000	196,482
Dycom Industries, Inc.
8.125%, 10/15/2015 (a)	130,000	131,950
Earle M Jorgensen Co.
9.750%, 06/01/2012 (a)	200,000	214,250
EchoStar DBS Corp.
6.625%, 10/01/2014 (a)	300,000	286,125
Erac USA Finance Co.
5.735%, 04/30/2009 (b)(c)	475,000	476,047
Falconbridge Ltd
7.250%, 07/15/2012 (a)	450,000	483,338
5.375%, 06/01/2015 (a)	250,000	239,741
FBG Finance Ltd
5.125%, 06/15/2015 (c)	575,000	545,794
FedEx Corp.
3.500%, 04/01/2009	140,000	134,397

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Fidelity National Information Services, Inc.
4.750%, 09/15/2008 (a)	$105,000	$101,737
Flextronics International Ltd
6.500%, 05/15/2013 (a)	150,000	149,250
FMG Finance Pty Ltd
10.625%, 09/01/2016 (a)(c)	100,000	96,500
Ford Motor Credit Co.
6.500%, 01/25/2007	550,000	549,666
5.800%, 01/12/2009	220,000	209,552
9.875%, 08/10/2011	250,000	258,950
9.957%, 04/15/2012 (b)	100,000	104,774
Fortune Brands, Inc.
5.125%, 01/15/2011 (a)	460,000	452,173
5.875%, 01/15/2036 (a)	30,000	28,169
France Telecom SA
7.750%, 03/01/2011 (a)	460,000	504,438
Freescale Semiconductor, Inc.
7.125%, 07/15/2014 (a)	150,000	161,625
Gencorp, Inc.
9.500%, 08/15/2013 (a)	100,000	104,500
General Motors Acceptance Corp.
6.875%, 09/15/2011	250,000	248,932
Goodrich Corp.
6.800%, 07/01/2036 (a)(b)	290,000	307,506
Greenbrier Cos, Inc.
8.375%, 05/15/2015 (a)	100,000	102,000
Hanover Equipment Trust
8.750%, 09/01/2011 (a)	125,000	130,625
Harrahs Operating Company, Inc.
5.500%, 07/01/2010 (a)	155,000	152,777
5.750%, 10/01/2017 (a)	200,000	183,272
HCA, Inc.
5.250%, 11/06/2008 (a)	485,000	480,150
Hercules, Inc.
6.750%, 10/15/2029 (a)	125,000	119,531
Hexion U.S. Finance Corp.
9.000%, 07/15/2014 (a)	150,000	153,750
Huntsman LLC
11.500%, 07/15/2012 (a)	175,000	199,937
Husky Energy, Inc.
6.250%, 06/15/2012 (a)	175,000	178,687
6.150%, 06/15/2019 (a)	230,000	233,870
ICI Wilmington, Inc.
5.625%, 12/01/2013 (a)	180,000	177,659
Ineos Group Holdings Plc
8.500%, 02/15/2016 (a)(c)	150,000	143,625
Insight Midwest LP/Insight Capital, Inc.
10.500%, 11/01/2010 (a)	450,000	468,000
Intelsat Corp.
6.375%, 01/15/2008 (a)	375,000	375,938

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Interline Brands, Inc.
8.125%, 06/15/2014 (a)	$125,000	$127,188
Intermec, Inc.
7.000%, 03/15/2008 (a)	200,000	202,000
International Lease Finance Corp.
5.625%, 09/20/2013	256,000	257,988
Intertape Polymer US, Inc.
8.500%, 08/01/2014 (a)	100,000	94,500
Jacuzzi Brands, Inc.
9.625%, 07/01/2010 (a)	100,000	106,500
JC Penney Corp., Inc.
8.125%, 04/01/2027 (a)	355,000	366,813
KB Home
9.500%, 02/15/2011 (a)	100,000	102,625
Kennametal, Inc.
7.200%, 06/15/2012 (a)	350,000	371,516
Knowledge Learning Corp., Inc.
7.750%, 02/01/2015 (a)(c)	150,000	141,000
Kraft Foods, Inc.
4.625%, 11/01/2006	500,000	486,950
6.500%, 11/01/2031	310,000	335,668
KT Corp.
4.875%, 07/15/2015 (c)	140,000	132,809
Lafarge SA
6.150%, 07/15/2011 (a)	180,000	184,053
6.500%, 07/15/2016 (a)	155,000	160,445
Landrys Restaurants, Inc.
7.500%, 12/15/2014 (a)	100,000	96,250
Levi Strauss & Co.
12.250%, 12/15/2012 (a)	125,000	140,000
Lyondell Chemical Co.
9.500%, 12/15/2008 (a)	77,000	79,599
9.500%, 12/15/2008 (a)	372,000	384,555
10.500%, 06/01/2013 (a)	125,000	138,125
8.250%, 09/15/2016 (a)	225,000	229,500
Macdermid, Inc.
9.125%, 07/15/2011 (a)	225,000	235,687
Masco Corp.
6.125%, 10/03/2016 (a)	400,000	397,056
Massey Energy Co.
6.875%, 12/15/2013 (a)	125,000	113,750
Mastec, Inc.
7.750%, 02/01/2008 (a)	240,000	240,600
Medco Health Solutions, Inc.
7.250%, 08/15/2013 (a)	350,000	380,400
MGM Mirage
6.750%, 04/01/2013 (a)	150,000	148,125
Mobile Services Group, Inc.
9.750%, 08/01/2014 (a)(c)	150,000	154,500
Mohawk Industries, Inc.
6.500%, 04/15/2007 (a)	230,000	231,121

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Mosaic Global Holdings, Inc.
10.875%, 08/01/2013 (a)	$300,000	$336,000
Nalco Co.
7.750%, 11/15/2011 (a)	125,000	128,125
Nbty, Inc.
7.125%, 10/01/2015 (a)	100,000	97,250
Neenah Paper, Inc.
7.375%, 11/15/2014 (a)	175,000	164,938
New Cingular Wireless Services, Inc.
8.125%, 05/01/2012 (a)	300,000	338,057
Newfield Exploration Co.
7.450%, 10/15/2007 (a)	375,000	381,094
NewMarket Corp.
8.875%, 05/01/2010 (a)	125,000	130,625
News America, Inc.
6.625%, 01/09/2008	375,000	381,111
4.750%, 03/15/2010	150,000	147,782
6.200%, 12/15/2034	155,000	148,524
Nexen, Inc.
5.050%, 11/20/2013 (a)	330,000	320,222
7.875%, 03/15/2032 (a)	125,000	148,520
Nextel Communications, Inc.
5.950%, 03/15/2014 (a)	580,000	568,122
Nissan Motor Acceptance Corp.
4.625%, 03/08/2010 (c)	285,000	277,673
Noble Group Ltd
6.625%, 03/17/2015 (a)(c)	200,000	177,336
Norbord, Inc.
7.250%, 07/01/2012 (a)	185,000	189,333
Nova Chemicals Corp.
6.500%, 01/15/2012 (a)	125,000	118,125
Occidental Petroleum Corp.
4.000%, 11/30/2007 (a)	250,000	246,651
Omnicare, Inc.
6.750%, 12/15/2013 (a)	50,000	48,875
6.875%, 12/15/2015 (a)	275,000	268,469
Owens-Brockway Glass Container, Inc.
8.875%, 02/15/2009 (a)	242,000	249,865
8.750%, 11/15/2012 (a)	150,000	159,000
PEP Boys-Manny Moe & Jack
7.500%, 12/15/2014 (a)	125,000	112,188
Petro-Canada
5.950%, 05/15/2035 (a)	280,000	268,094
PetroHawk Energy Corp.
9.125%, 07/15/2013 (a)(c)	100,000	101,000
Phibro Animal Health Corp.
10.000%, 08/01/2013 (a)(c)	100,000	102,000
Phillips-Van Heusen
8.125%, 05/01/2013 (a)	200,000	209,500

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Pilgrim's Pride Corp.
9.625%, 09/15/2011 (a)	$130,000	$137,150
Plains Exploration & Production Co.
8.750%, 07/01/2012 (a)	125,000	132,813
Plastipak Holdings, Inc.
8.500%, 12/15/2015 (a)(c)	100,000	101,500
PNA Group, Inc.
10.750%, 09/01/2016	100,000	103,250
Pogo Producing Co.
7.875%, 05/01/2013 (a)(c)	125,000	127,969
Premcor Refining Group, Inc.
9.250%, 02/01/2010 (a)	365,000	386,140
Quest Diagnostics, Inc.
5.450%, 11/01/2015 (a)	215,000	210,404
Radio One, Inc.
6.375%, 02/15/2013 (a)	150,000	137,250
Rainbow National Services LLC
10.375%, 09/01/2014 (a)(c)	150,000	170,250
Reynolds American, Inc.
7.250%, 06/01/2013 (a)(c)	200,000	206,806
Rhodia SA
10.250%, 06/01/2010	125,000	140,625
Rite Aid Corp.
8.125%, 05/01/2010 (a)	150,000	151,125
Riviera Holdings Corp.
11.000%, 06/15/2010 (a)	125,000	132,500
Rogers Wireless, Inc.
7.250%, 12/15/2012 (a)	450,000	473,063
Royal Caribbean Cruises Ltd.
7.000%, 10/15/2007	250,000	253,733
Rural Cellular Corp.
8.250%, 03/15/2012 (a)	125,000	129,375
Ryder System, Inc.
5.950%, 05/02/2011 (a)	115,000	117,087
SABMiller Plc
6.500%, 07/01/2016 (a)(c)	375,000	392,442
Safeway, Inc.
5.718%, 03/27/2009 (a)(b)	225,000	225,414
5.800%, 08/15/2012 (a)	385,000	385,895
Samsonite Corp.
8.875%, 06/01/2011 (a)	150,000	157,875
Seagate Technology HDD Holdings
8.000%, 05/15/2009 (a)	350,000	364,004
6.375%, 10/01/2011 (a)	125,000	125,000
6.800%, 10/01/2016 (a)	360,000	360,000
Sequa Corp.
9.000%, 08/01/2009 (a)	150,000	159,937
Sheridan Group, Inc.
10.250%, 08/15/2011 (a)	125,000	127,188

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Smith International, Inc.
6.000%, 06/15/2016 (a)	$240,000	$245,912
Smurfit-Stone Container Enterprises, Inc.
8.375%, 07/01/2012 (a)	125,000	120,625
Southern Copper Corp.
7.500%, 07/27/2035 (a)	140,000	147,226
Southwest Airlines Co.
5.496%, 11/01/2006	500,000	500,916
Stanadyne Corp.
10.000%, 08/15/2014 (a)	150,000	152,250
Station Casinos, Inc.
7.750%, 08/15/2016 (a)	100,000	104,250
Steelcase, Inc.
6.500%, 08/15/2011 (a)	135,000	137,368
Stewart & Stevenson LLC/Stewart & Stevenson Corp
10.000%, 07/15/2014 (a)(c)	125,000	127,188
Stone Energy Corp.
8.114%, 07/15/2010 (a)(b)(c)	125,000	124,531
Sungard Data Systems, Inc.
9.125%, 08/15/2013 (a)	125,000	130,000
Superior Essex Communications LLC/Essex Group, Inc.
9.000%, 04/15/2012 (a)	150,000	153,000
Swift Energy Co.
9.375%, 05/01/2012 (a)	175,000	185,500
Teck Cominco Ltd
6.125%, 10/01/2035 (a)	190,000	183,125
Telecom Italia Capital SA
5.969%, 02/01/2011 (b)	165,000	163,840
6.108%, 07/18/2011 (a)(b)	280,000	278,162
Telefonica Emisiones SAU
5.690%, 06/19/2009 (a)(b)	275,000	275,374
5.984%, 06/20/2011	190,000	193,800
7.045%, 06/20/2036 (a)	105,000	111,165
Telefonica Europe BV
7.750%, 09/15/2010 (a)	250,000	270,127
Telefonos de Mexico SA de CV
4.500%, 11/19/2008 (a)	90,000	88,665
Telus Corp.
7.500%, 06/01/2007 (a)	675,000	683,914
Tenneco, Inc.
10.250%, 07/15/2013 (a)	125,000	136,250
Terex Corp.
9.250%, 07/15/2011 (a)	150,000	158,813
Tesoro Corp.
6.250%, 11/01/2012 (a)(c)	295,000	285,781
Teva Pharmaceutical Finance LLC
5.550%, 02/01/2016	60,000	59,019
6.150%, 02/01/2036	120,000	115,869
Thomas & Betts Corp.
6.625%, 05/07/2008	240,000	243,948

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Time Warner Entertainment Co. LP
8.375%, 03/15/2023	$365,000	$422,521
Travelport, Inc.
9.875%, 09/01/2014 (a)(c)	100,000	97,000
TRW Automotive, Inc.
9.375%, 02/15/2013 (a)	175,000	187,250
Turning Stone Resort Casino Enterprise
9.125%, 12/15/2010 (a)(c)	150,000	152,625
U.S. Oncology, Inc.
9.000%, 08/15/2012 (a)	150,000	156,000
UGS Corp.
10.000%, 06/01/2012 (a)	125,000	135,625
United Components, Inc.
9.375%, 06/15/2013 (a)	150,000	149,250
United Rentals North America, Inc.
6.500%, 02/15/2012 (a)	150,000	145,500
United States Steel Corp.
10.750%, 08/01/2008	485,000	526,831
9.750%, 05/15/2010 (a)	125,000	134,062
Valspar Corp.
6.000%, 05/01/2007 (a)	200,000	200,532
Verizon Communications, Inc.
5.350%, 02/15/2011 (a)	70,000	70,254
Verizon Global Funding Corp.
5.535%, 08/15/2007 (a)(b)	225,000	225,218
Verizon Wireless Capital LLC
5.375%, 12/15/2006 (a)	500,000	499,846
Viacom, Inc.
5.740%, 06/16/2009 (a)(c)	125,000	125,172
5.750%, 04/30/2011 (a)(c)	155,000	154,845
Videotron Ltee
6.875%, 01/15/2014 (a)	125,000	123,750
Visant Corp.
7.625%, 10/01/2012 (a)	125,000	126,250
Vodafone Group Plc
5.730%, 06/15/2011 (b)	290,000	290,263
Weatherford International Ltd
6.500%, 08/01/2036 (a)	195,000	199,535
Whirlpool Corp.
5.890%, 06/15/2009 (a)(b)	200,000	200,524
Xerox Corp.
6.400%, 03/15/2016 (a)	150,000	150,000
6.750%, 02/01/2017 (a)	185,000	188,700
XTO Energy, Inc.
5.650%, 04/01/2016 (a)	195,000	193,798
6.100%, 04/01/2036 (a)	245,000	243,175
Yum! Brands, Inc.
8.875%, 04/15/2011 (a)	195,000	220,696
		57,170,691

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real Estate Investment Trust - 1.2%
AvalonBay Communities, Inc.
5.500%, 01/15/2012	$220,000	$221,387
Brandywine Operating Partnership LP
5.820%, 04/01/2009 (a)(b)	225,000	225,411
5.625%, 12/15/2010 (a)	275,000	276,331
Duke Realty LP
5.625%, 08/15/2011 (a)	85,000	85,655
EOP Operating LP
5.875%, 01/15/2013 (a)	150,000	151,945
4.750%, 03/15/2014 (a)	240,000	227,363
Federal Realty Invs Trust
6.200%, 01/15/2017 (a)	120,000	124,542
Hospitality Properties Trust
6.300%, 06/15/2016 (a)	190,000	194,477
HRPT Properties Trust
5.990%, 03/16/2011 (a)(b)	400,000	401,050
Nationwide Health Properties, Inc.
6.500%, 07/15/2011 (a)	75,000	76,770
Simon Property Group LP
5.375%, 08/28/2008 (a)	90,000	89,988
4.600%, 06/15/2010 (a)	85,000	83,016
5.600%, 09/01/2011 (a)	270,000	272,300
5.750%, 05/01/2012 (a)	225,000	228,501
Thornburg Mortgage, Inc.
8.000%, 05/15/2013 (a)	100,000	99,000
United Dominion Realty Trust, Inc.
6.500%, 06/15/2009 (a)	250,000	259,146
		3,016,882
Utilities - 4.9%
Amerenenergy Generating Co.
7.950%, 06/01/2032 (a)	45,000	54,638
Amerenue
5.400%, 02/01/2016 (a)	240,000	237,249
Amerigas Partners LP
7.125%, 05/20/2016 (a)	135,000	133,650
Arizona Public Service Co.
6.500%, 03/01/2012 (a)	275,000	284,143
6.250%, 08/01/2016 (a)	240,000	244,416
Boardwalk Pipelines LLC
5.500%, 02/01/2017 (a)	145,000	141,040
Buckeye Partners LP
4.625%, 07/15/2013 (a)	300,000	281,264
Commonwealth Edison Co.
5.950%, 08/15/2016 (a)	175,000	177,750
5.900%, 03/15/2036 (a)	135,000	132,937
Consolidated Natural Gas Co.
5.000%, 03/01/2014 (a)	125,000	119,344

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Dayton Power & Light Co.
5.125%, 10/01/2013 (a)	$250,000	$245,925
Detroit Edison Co.
5.700%, 10/01/2037 (a)	240,000	231,849
Dominion Resources, Inc.
5.664%, 09/28/2007 (a)(b)(d)	290,000	290,161
5.950%, 06/15/2035 (a)	120,000	116,913
Duquesne Light Holdings, Inc.
5.500%, 08/15/2015 (a)	285,000	267,680
Edison Mission Energy
7.500%, 06/15/2013 (a)(c)	125,000	126,875
Enbridge Energy Partners LP
4.000%, 01/15/2009 (a)	85,000	82,342
5.950%, 06/01/2033 (a)	250,000	234,433
Energy East Corp.
6.750%, 06/15/2012 (a)	50,000	52,548
Entergy Gulf States, Inc.
6.140%, 12/08/2008 (a)(b)(c)	255,000	255,606
Enterprise Products Operating LP
4.000%, 10/15/2007 (a)	725,000	714,152
5.750%, 03/01/2035 (a)	155,000	140,103
Exelon Corp.
4.450%, 06/15/2010 (a)	120,000	116,396
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/2014 (a)	150,000	144,375
Kinder Morgan Finance Co. ULC
5.350%, 01/05/2011 (a)	120,000	116,818
Kinder Morgan, Inc.
6.500%, 09/01/2012 (a)	265,000	265,538
Korea East-West Power Co., Ltd
4.875%, 04/21/2011 (c)	105,000	102,557
National Fuel Gas Co.
5.250%, 03/01/2013 (a)	250,000	245,587
Nevada Power Co.
6.650%, 04/01/2036 (a)(c)	250,000	259,625
Nisource Finance Corp.
3.200%, 11/01/2006 (a)	130,000	129,821
Northwest Pipeline Corp.
8.125%, 03/01/2010 (a)	195,000	203,775
NRG Energy, Inc.
7.250%, 02/01/2014 (a)	190,000	189,050
ONEOK Partners LP
5.900%, 04/01/2012 (a)	245,000	247,235
6.650%, 10/01/2036 (a)	220,000	222,263
Pacific Energy Partners LP
6.250%, 09/15/2015 (a)	150,000	148,500
Plains All American Pipeline LP/PAA Finance Corp.
6.700%, 05/15/2036 (a)(c)	235,000	246,058
PPL Electric Utilities Corp.
4.300%, 06/01/2013 (a)	250,000	233,605

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PPL Energy Supply LLC
5.400%, 08/15/2014 (a)	$220,000	$216,421
6.200%, 05/15/2016 (a)	235,000	243,271
Sempra Energy
4.750%, 05/15/2009 (a)	220,000	217,270
Sierra Pacific Power Co.
6.250%, 04/15/2012 (a)	400,000	409,665
Southern Co Capital Funding, Inc.
5.300%, 02/01/2007	560,000	559,014
Southern Natural Gas Co.
8.875%, 03/15/2010 (a)	250,000	263,416
Southern Union Co.
6.150%, 08/16/2008	170,000	171,251
Tampa Electric Co.
6.550%, 05/15/2036 (a)	125,000	134,258
Tenaska Oklahoma
6.528%, 12/30/2014 (c)	135,146	133,335
Tenaska Virginia Partners LP
6.119%, 03/30/2024 (c)	181,902	184,720
TEPPCO Partners LP
7.625%, 02/15/2012 (a)	405,000	434,429
TXU Electric Delivery Co.
6.375%, 05/01/2012 (a)	300,000	309,914
7.000%, 05/01/2032 (a)	135,000	149,108
TXU Energy Co. LLC
6.125%, 03/15/2008 (a)	100,000	100,862
Virginia Electric & Power Co.
4.500%, 12/15/2010 (a)	225,000	217,846
5.400%, 01/15/2016 (a)	240,000	236,404
Waste Management, Inc.
7.750%, 05/15/2032 (a)	360,000	432,976
WCA Waste Corp.
9.250%, 06/15/2014 (a)(c)	125,000	130,313
Xcel Energy, Inc.
6.500%, 07/01/2036 (a)	75,000	79,396
		12,060,090
TOTAL CORPORATE BONDS (Cost $95,895,366)		$95,974,120

FOREIGN GOVERNMENT NOTE/BONDS - 0.6%
Export-Import Bank of Korea
4.500%, 08/12/2009	160,000	156,685
Pemex Project Funding Master Trust
8.000%, 11/15/2011	300,000	330,150
Republic of South Africa
6.500%, 06/02/2014	250,000	263,125
United Mexican States
6.200%, 01/13/2009 (b)	330,000	333,877
8.000%, 09/24/2022	165,000	198,000
8.300%, 08/15/2031	100,000	124,950
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $1,334,420)		$1,406,787

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value

MORTGAGE BACKED SECURITIES - 29.6%
Federal Home Loan Mortgage Corp.
Pool #847533, 4.706%, 08/01/2035 (b)	$278,339	$272,571
Pool #A51176, 6.000%, 08/01/2036	249,574	250,959
Pool #C01220, 6.500%, 09/01/2031	73,697	75,395
Pool #C01244, 6.500%, 10/01/2031	49,312	50,448
Pool #C01246, 7.000%, 10/01/2031	12,691	13,068
Pool #C01252, 6.500%, 11/01/2031	67,121	68,669
Pool #C01287, 6.500%, 01/01/2032	100,477	102,793
Pool #C01435, 6.000%, 12/01/2032	484,089	488,149
Pool #C01753, 5.000%, 01/01/2034	546,638	527,678
Pool #C01785, 5.000%, 02/01/2034 (d)	994,846	960,339
Pool #C01796, 5.000%, 03/01/2034	1,080,287	1,041,348
Pool #C01811, 5.000%, 04/01/2034	1,559,945	1,503,717
Pool #C01839, 5.000%, 05/01/2034	489,470	471,827
Pool #C01846, 5.000%, 06/01/2034	1,670,249	1,610,045
Pool #C70921, 6.000%, 09/01/2032	74,124	74,745
Pool #G01198, 7.000%, 11/01/2030	38,750	39,966
Pool #G08001, 5.000%, 07/01/2034 (d)	1,568,409	1,511,876
Pool #G08005, 5.500%, 08/01/2034	974,404	963,148
Pool #G08009, 5.000%, 09/01/2034 (d)	1,531,853	1,476,638
Pool #G08014, 5.000%, 10/01/2034 (d)	1,044,908	1,007,245
Pool #G08015, 5.500%, 10/01/2034	708,960	700,770
Pool #G08021, 5.500%, 11/01/2034	535,022	528,841
Pool #G08026, 5.000%, 12/01/2034	732,101	705,712
Pool #G08027, 5.500%, 12/01/2034	437,744	432,687
Pool #G08035, 5.000%, 01/01/2035 (d)	1,203,588	1,160,204
Pool #G08040, 5.000%, 02/01/2035 (d)	1,231,412	1,185,362
Pool #G08046, 5.500%, 03/01/2035	569,769	562,353
Pool #G08051, 5.000%, 04/01/2035 (d)	1,393,905	1,341,778
Pool #G08057, 5.000%, 05/01/2035	875,808	843,057
Pool #G08058, 5.500%, 05/01/2035 (d)	1,176,063	1,160,757
Pool #G08062, 5.000%, 06/01/2035	985,883	949,015
Pool #G08067, 5.000%, 07/01/2035 (d)	1,386,210	1,334,371
Pool #G08079, 5.000%, 09/01/2035 (d)	1,011,652	973,820
Pool #G08088, 6.500%, 10/01/2035	418,613	426,578
Pool #G08115, 5.000%, 03/01/2036	920,964	886,524
Pool #G08128, 5.500%, 05/01/2036	1,144,351	1,129,023
Pool #G12017, 5.000%, 05/15/2021	7,820,243	7,706,865
Pool #G12018, 5.500%, 04/18/2018	570,545	571,834
Pool #G12019, 6.000%, 05/15/2021	1,620,060	1,643,981
Pool #G12020, 6.500%, 05/15/2021	309,700	316,368
Pool #M80733, 5.500%, 03/01/2009	145,269	145,361
TBA, 5.500%, 10/01/2036 (f)	5,365,000	5,291,231
TBA, 6.500%, 10/01/2036 (f)	820,000	835,375
Federal National Mortgage Association
Pool #253398, 8.000%, 07/01/2030	29,037	30,634
Pool #253436, 7.500%, 08/01/2030	14,920	15,453
Pool #253437, 8.000%, 08/01/2030	53,847	56,809
Pool #253481, 8.000%, 09/01/2030	52,721	55,621
Pool #253516, 8.000%, 10/01/2030	101,860	107,462
Pool #253546, 7.500%, 11/01/2030	44,946	46,551
Pool #253547, 8.000%, 11/01/2030	100,717	106,257

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
Pool #253643, 7.500%, 01/01/2031	$33,134	$34,318
Pool #253672, 7.000%, 02/01/2031	62,120	64,032
Pool #253673, 7.500%, 02/01/2031	50,389	52,189
Pool #253711, 7.000%, 04/01/2031	95,905	98,768
Pool #253712, 7.500%, 04/01/2031	36,136	37,399
Pool #253795, 7.000%, 04/01/2031	117,748	121,264
Pool #253796, 7.500%, 04/01/2031	5,804	6,007
Pool #253842, 7.000%, 05/01/2031	103,607	106,700
Pool #253889, 6.500%, 06/01/2031	44,445	45,456
Pool #253895, 7.000%, 07/01/2031	59,537	61,314
Pool #253907, 7.000%, 06/01/2031	160,719	165,517
Pool #253949, 6.500%, 08/01/2031	33,644	34,410
Pool #253950, 7.000%, 08/01/2031	197,182	203,069
Pool #254007, 6.500%, 10/01/2031	27,773	28,406
Pool #254008, 7.000%, 09/01/2031	161,215	166,028
Pool #254050, 6.500%, 10/01/2031	24,873	25,439
Pool #254051, 7.000%, 10/01/2031	65,140	67,084
Pool #254092, 6.500%, 11/01/2031	87,047	89,029
Pool #254093, 7.000%, 11/01/2031	15,059	15,509
Pool #254147, 6.500%, 12/01/2031	124,055	126,880
Pool #254198, 6.000%, 01/01/2032	118,671	119,698
Pool #254199, 6.500%, 02/01/2032	13,463	13,769
Pool #254238, 6.000%, 02/01/2032	235,196	237,305
Pool #254263, 6.500%, 03/01/2032	169,384	173,174
Pool #254311, 6.500%, 04/01/2032	236,567	241,861
Pool #254346, 6.500%, 05/01/2032	66,220	67,702
Pool #254366, 5.500%, 05/01/2009 (d)	281,165	280,827
Pool #254378, 6.500%, 06/01/2032	100,532	102,782
Pool #254406, 6.500%, 07/01/2032	303,812	310,611
Pool #254448, 6.500%, 08/01/2032	139,556	142,679
Pool #254549, 6.000%, 11/01/2032	221,530	223,234
Pool #254637, 5.500%, 01/01/2033	285,831	282,664
Pool #254638, 6.000%, 01/01/2033	60,559	61,024
Pool #254949, 5.000%, 11/01/2033	853,745	823,523
Pool #255635, 6.000%, 02/01/2025 (d)	880,075	891,268
Pool #504974, 6.500%, 07/01/2029	119,384	122,362
Pool #699840, 5.000%, 04/01/2018	2,674,067	2,635,761
Pool #735341, 4.304%, 12/01/2034 (b)	549,649	538,954
Pool #778961, 4.217%, 06/01/2034 (b)	329,076	322,233
Pool #786143, 4.389%, 07/01/2034 (b)	197,200	193,720
Pool #810063, 4.656%, 03/01/2035 (b)	554,251	546,811
Pool #831547, 6.000%, 05/01/2036	172,834	173,685
Pool #867481, 6.000%, 07/01/2036	422,062	424,140
Pool #872828, 5.795%, 06/01/2036 (c)	125,470	126,090
Pool #879419, 5.721%, 02/01/2036 (c)	236,911	235,222
TBA, 5.500%, 10/01/2021 (f)	1,975,000	1,974,384
TBA, 5.500%, 10/01/2036 (f)	8,035,000	7,916,982
TBA, 6.500%, 10/01/2036 (f)	2,500,000	2,546,095

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES (continued)
Government National Mortgage Association
Pool #003187, 6.000%, 01/20/2032	$692,074	$700,361
Pool #448335, 6.500%, 04/15/2031	239,394	246,044
Pool #581950, 7.500%, 03/15/2032	13,089	13,623
TBA, 5.000%, 10/01/2036 (f)	1,795,000	1,743,954
TBA, 5.500%, 10/01/2036 (f)	2,800,000	2,781,626
TOTAL MORTGAGE BACKED SECURITIES (Cost $73,311,352)		$72,524,264

U.S. GOVERNMENT AGENCY ISSUES - 2.9%
Federal Home Loan Bank
4.875%, 11/15/2006 (d)	2,420,000	2,424,995
Federal Home Loan Mortgage Corp.
4.625%, 05/28/2013 (a)	280,000	271,128
Federal National Mortgage Association
3.875%, 11/17/2008 (a)(d)	2,000,000	1,955,022
7.250%, 05/15/2030 (d)	1,900,000	2,448,068
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $6,737,741)		$7,099,213

U.S. TREASURY OBLIGATIONS - 19.0%
U.S. Treasury Bond - 6.3%
7.250%, 05/15/2016	2,200,000	2,637,424
7.500%, 11/15/2016 (d)	2,400,000	2,940,751
8.125%, 08/15/2019	1,800,000	2,374,313
6.250%, 08/15/2023	1,800,000	2,090,392
6.250%, 05/15/2030	4,400,000	5,289,284
		15,332,164
U.S. Treasury Inflation Indexed Bond - 2.0%
3.875%, 01/15/2009	899,442	925,548
4.250%, 01/15/2010	1,511,638	1,599,266
2.000%, 01/15/2014	2,532,599	2,485,014
		5,009,828
U.S. Treasury Note - 10.7%
4.500%, 02/15/2009	2,500,000	2,491,895
3.625%, 07/15/2009	4,750,000	4,628,842
3.500%, 02/15/2010	5,350,000	5,167,977
5.000%, 02/15/2011	3,225,000	3,283,076
4.875%, 02/15/2012	2,500,000	2,535,645
4.250%, 08/15/2013	2,100,000	2,056,360
4.000%, 02/15/2014	1,300,000	1,250,387
4.750%, 05/15/2014	1,200,000	1,210,548
4.250%, 11/15/2014	3,650,000	3,560,746
		26,185,476
TOTAL U.S. TREASURY OBLIGATIONS (Cost $47,468,975)		$46,527,468

Schedule of Investments
September 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
PROLOAN PIPELINE - 3.8%	Amount	Value

When-Issued Commitments (Cost $9,637,220)	$9,569,392	$9,404,918

SHORT TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
First American Prime Obligation Fund (Cost $1,108,665)	1,108,665	$1,108,665

Total Investments (Cost $301,199,708+) - 122.5%		$299,795,397
Liabilities in Excess of Other Assets - (22.5)%		(54,999,382)
TOTAL NET ASSETS - 100.0%		$244,796,015

Footnotes

Percentages are stated as a percent of net assets.

(a)	Callable by issuer.
(b)	Variable rate security. The rte listed is as of September 30, 2006.
(c)	Restricted security.
(d)	Security segregated at custodian for "when-issued" commitments, short sales and reverse repurchase agreements.
(e)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of prinicpal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the yield based upon the estimated timing of future cash flows as of September 30, 2006.
(f)	To be announced.

Schedule of Other Investments
September 30, 2006 (Unaudited)
Builders Fixed Income Fund, Inc.

SCHEDULE OF INVESTMENTS at September 30, 2006 (Unaudited) - (Continued)

Reverse repurchase agreements open as of September 30, 2006 were as follows:

		Amount of
Collateral		Reverse Repurchase	Interest	Maturity	Amount Due
Issuer	Counterparty	Agreements	Rate	Date	at Maturity
UST	Merrill Lynch	$3,099,563	5.220%	10/24/06	$3,140,012
UST	Merrill Lynch	2,320,125	5.250%	10/26/06	2,350,577
UST	Merrill Lynch	1,040,875	5.230%	10/31/06	1,049,948
UST	Merrill Lynch	2,130,000	5.200%	11/17/06	2,148,460
UST	Merrill Lynch	1,098,625	5.130%	11/20/06	1,112,871
UST	Merrill Lynch	3,381,875	5.130%	11/20/06	3,425,729
UST	Merrill Lynch	4,961,875	5.120%	11/20/06	5,026,093
UST	Merrill Lynch	4,353,750	5.250%	11/28/06	4,410,893
UST	Merrill Lynch	2,733,750	5.240%	12/06/06	2,769,562
UST	Merrill Lynch	2,506,875	5.240%	12/06/06	2,539,715
UST	Merrill Lynch	1,979,687	5.220%	12/11/06	2,005,810
		$29,607,000			$29,979,670

Short sales open as of September 30, 2006 were as follows:

Principal				Unrealized
Amount	Description	Proceeds	Value	Depreciation

$ 5,200,000	FNMA TBA, 5.000%, 10/1/2036	$4,979,000	$4,998,500	$(19,500)

At September 30, 2006, the Fund had the following open total return swap agreements:
	Notional		Maturity		Unrealized
Counterparty	Amount	Coupon	Date	Value	Appreciation

UBS -AG	$ 4,200,000	1 Month USD LIBOR -50 bps	11/14/2006	$ 4,135,199	$ 37,281
UBS -AG	$ 3,276,546	1 Month USD LIBOR -40 bps	3/18/2007	$ 3,162,574	$ 12,635
$ 49,916

+ The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments for tax purposes	$301,199,708
Gross tax unrealized appreciation	$2,295,016
Gross tax unrealized depreciation	(3,699,327)
Net tax unrealized depreciation	$(1,404,311)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Builders Fixed Income Fund, Inc.

By (Signature and Title) /s/ John W. Stewart
John W. Stewart, President

Date November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John W. Stewart
John W. Stewart, President and Treasurer

Date November 28, 2006

* Print the name and title of each signing officer under his or her signature.